SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounting Policies [Line Items]
Advertising expenses	$ 263	$ 247	$ 204
Research and development expenses	2,024	1,426	$ 1,419
Amortization of sales commission	1,643
Capitalized balances related to sales commission	$ 473	$ 1,286
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	1,467,849	573,552	1,627,552
Warranty expenses	$ 119	$ 591	$ 323
Increase decrease in accumulated deficit	55
Bad debt expense	(26)	(376)	2,231
Contract assets	23,698	47,760
Provision for doubtful accounts	$ 2,327	3,202
Right-of-use leased assets and corresponding liabilities		5,581
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Shipping Expenses [Member ]
Disclosure Of Accounting Policies [Line Items]
Shipping expenses	$ 1,309	$ 1,303	$ 1,225
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	1.74%	2.36%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	6.82%	6.54%